UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

FRANK FUNDS

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

(Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

FRANK VALUE FUND

Investor Class – FRNKX

Class C – FNKCX

Institutional Class – FNKIX

LEIGH BALDWIN TOTAL RETURN FUND – LEBOX

CAMELOT EVENT DRIVEN FUND

Class A - EVDAX

Institutional Class - EVDIX

ANNUAL REPORT

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ websites www.frankfunds.com, www.leighbaldwin.com, and www.cameloteventdrivenfund.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

FRANK FUNDS

SHAREHOLDER LETTER

JUNE 30, 2020 (UNAUDITED)

To our Fellow Shareholders,

Frank Funds is well positioned to lead active managers into a new paradigm. As US stocks remain near record valuations and passive investment strategies continue to gain market share, a large opportunity exists for Frank Funds to remain focused on its active strategies and reap the long-term rewards of discipline. Recent market volatility highlights both the downside protection and opportunistic purchases active management can provide. We are optimistic about the future for our Trust and thankful for our shareholders, employees, and stakeholders.

Frank Value Fund Portfolio Performance

Frank Capital Partners LLC continues to position the Frank Value Fund defensively. This paid off significantly in the first calendar quarter of 2020 when the S&P 500 Total Return Index declined (-19.60%) and the Frank Value Fund lost (-1.31%.) Those three months of declines in an otherwise rising market caught most of our peers being too aggressive, and the Frank Value Fund ended the second quarter 2020 as the #1 performing fund in its Morningstar Category, Mid-Cap Blend. Frank Capital Partners LLC believes extreme valuations and slowing growth justify material future declines in the S&P 500. Frank Capital Partners LLC has written extensively on how passive investing negatively affects stock valuation discovery and market structure, and the management company believes a historic disruption in equity markets will result when passive strategies collectively suffer  their first sustained net outflows in history. Given the high market share of passive investing, Frank Capital Partners LLC believes net outflows from passive strategies are inevitable and probable in the next year.

The first two quarters of calendar 2020 have seen large upward and downward volatility in US stocks. The Frank Value Fund’s holdings have outperformed the S&P 500 in both the first two calendar quarters of 2020 as well as the Fund’s fiscal year ended June 30, 2020. Specifically, Fund holdings in gold and gold mining companies experienced increases and outperformance relative to the index. Both Frank Value Fund holdings Barrick Gold (NYSE: GOLD) and Newmont Goldcorp (NYSE: NEM) benefited from reduced cost structures from their 2019 M&A, while an increase in the price of gold caused revenues to grow. The Federal Reserve cut interest rates to 0-0.25% in the first quarter of 2020, and globally, nearly all developed markets outside of the US trade with negative government bond yields. Near-zero US rates and negative rates in Europe and Japan vastly increase the attractiveness of gold and gold miners. As inflation expectations returned to normal in the US in Q2 2020, the Federal Reserve has elected to keep interest rates low. As inflation rises and rates stay the same, real rates, calculated as nominal yield minus inflation, are now deeply negative in the US, further bolstering the investment case for a store of value like gold. The Frank Value Fund remains invested in Barrick Gold and Newmont Goldcorp.

While Frank Capital Partners LLC is pleased with the short-term performance of the Frank Value Fund, the investment manger remains confident that its strategy will significantly outperform in the long-term. The management company has detected and

FRANK FUNDS

SHAREHOLDER LETTER (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

extensively researched and documented market distortions from passive investing, and Frank Capital Partners LLC has concluded drastic compression to stock valuations will eventually result. Frank Capital Partners LLC believes it has positioned the Frank Value Fund to significantly outperform both its peers all equity indices.

The Frank Value Fund (“Value Fund”) Institutional Class returned 10.85% for the fiscal year ended June 30, 2020, compared to a gain of 7.35% for its benchmark, the S&P 500 Total Return Index.

Leigh Baldwin Total Return Fund Portfolio Performance

The Baldwin Fund returned 1.04% for the year ending June 30, 2020 which compares to a loss of -5.77% in the HFRX market neutral index during the same time period. The Leigh Baldwin Total Return Fund will be transitioning into the West Hills Tactical Core Fund in the next few months.

Camelot Event Driven Fund Portfolio Performance

The Camelot Event-Driven Fund Institutional Class returned -4.79% for the fiscal year ended June 30, 2020, compared to 7.35% for the S&P 500 Total Return Index.

Thank you for your investments. We look forward to continuing to work with you.

Sincerely,

Brian Frank

President

Frank Funds Trust

VALUE FUND – INVESTOR CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2020 (UNAUDITED)

 AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2020

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/20
Frank Value Fund - Investor Class	10.50%	1.22%	8.11%	5.94%	$ 25,080
S&P 500 Index	7.51%	10.72%	13.98%	8.98%	$ 39,041

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 7/21/2004 for the Investor Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Per the fee table in the November 1, 2019 Prospectus, the Fund’s total annual operating expense ratio was 1.51% for Investor Class Shares.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

VALUE FUND – CLASS C

PERFORMANCE ILLUSTRATION

JUNE 30, 2020 (UNAUDITED)

 AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2020

FUND/INDEX	1-YEAR	5-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/20
Frank Value Fund - Class C	9.67%	0.47%	6.39%	$ 18,306
S&P 500 Index	7.51%	10.72%	13.26%	$ 33,486

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 9/23/2010 for Class C (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Per the fee table in the November 1, 2019 Prospectus, the Fund’s total annual operating expense ratio was 2.26% for Class C Shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

VALUE FUND – INSTITUTIONAL CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2020 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2020

FUND/INDEX	1-YEAR	5-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/20
Frank Value Fund - Institutional Class	10.76%	1.47%	6.64%	$ 18,599
S&P 500 Index	7.51%	10.72%	12.66%	$ 31,776

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 11/03/2010 for the Institutional Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Per the fee table in the November 1, 2019 Prospectus, the Fund’s total annual operating expense ratio was 1.26% for Institutional Class Shares.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

BALDWIN FUND

PERFORMANCE ILLUSTRATION

JUNE 30, 2020 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2020

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/20
Leigh Baldwin Fund	1.19%	-0.43%	-0.23%	-0.89%	$ 8,987
S&P 500 Index	7.51%	10.72%	13.98%	10.12%	$ 31,530
HFRX Equity Market Neutral Index	-5.78%	-1.83%	-1.01%	-1.43%	$ 8,421

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 8/1/2008 (commencement of investment operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Equity Market Neutral strategies employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between securities, select securities for purchase and sale. These can include both Factor-based and Statistical Arbitrage/Trading strategies. Factor-based investment strategies include strategies in which the investment thesis is predicated on the systematic analysis of common relationships between securities. In many but not all cases, portfolios are constructed to be neutral to one or multiple variables, such as broader equity markets in dollar or beta terms, and leverage is frequently employed to enhance the return profile of the positions identified. Statistical Arbitrage/Trading strategies consist of strategies in which the investment thesis is predicated on exploiting pricing anomalies which may occur as a function of expected mean reversion inherent in security prices; high frequency techniques may be employed and trading strategies may also be employed on the basis on technical analysis or opportunistically to exploit new information the investment manager believes has not been fully, completely or accurately discounted into current security prices.

Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

Per the fee table in the November 1, 2019 Prospectus the Fund’s total annual operating expenses ratio was 4.42%. The Adviser has contractually agreed to limit its fees and reimburse expenses, subject to certain limitations, until at least October 31, 2024. After waiver the Fund’s net expense ratio in the November 1, 2019 Prospectus was 1.08%.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

CAMELOT FUND - CLASS A

PERFORMANCE ILLUSTRATION

JUNE 30, 2020 (UNAUDITED)

 AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2020

FUND/INDEX	1-YEAR	5-YEAR	10-Year	SINCE INCEPTION	VALUE AS OF 6/30/20
Camelot Event Driven Fund - Class A (with load)	-10.30%	2.04%	2.82%	4.84%	$ 22,019
Camelot Event Driven Fund - Class A (without load)	-5.09%	3.20%	3.41%	5.20%	$ 23,298
S&P 500 Total Return Index	7.51%	10.72%	13.98%	9.04%	$ 43,283

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 11/21/2003 for Class A (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Class A shares of the Fund have a maximum sales charge of 5.50%.

Per the fee table in the November 1, 2019 Prospectus the Fund’s total annual operating expenses ratio was 2.86%. The Adviser has contractually agreed to limit its fees and reimburse expenses, subject to certain limitations, until at least October 31, 2020. After waiver the Fund’s net expense ratio in the November 1, 2019 Prospectus was 1.99%.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (866) 706-9790.

CAMELOT FUND - INSTITUTIONAL CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2020 (UNAUDITED)

 AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2020

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/20
Camelot Event Driven Fund - Institutional Class	-4.81%	3.48%	3.68%	3.82%	$ 14,576
S&P 500 Total Return Index	7.51%	10.72%	13.98%	13.68%	$ 36,381

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 06/07/2010 for the Institutional Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Per the fee table in the November 1, 2019 Prospectus the Fund’s total annual operating expenses ratio was 2.49%. The Adviser has contractually agreed to limit its fees and reimburse expenses, subject to certain limitations, until at least October 31, 2020. After waiver the Fund’s net expense ratio in the November 1, 2019 Prospectus was 1.74%.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (866) 706-9790.

VALUE FUND

PORTFOLIO ANALYSIS

JUNE 30, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

Basic Materials 9.77%
Communication Services 4.14%
Consumer Cyclical 9.83%
Energy 5.00%
Exchange Traded Fund 9.98%
Financial Services 4.00%
Healthcare 6.85%
Money Market Fund 20.99%
U.S. Government Agencies & Obligations 29.44%

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

BALDWIN FUND

PORTFOLIO ANALYSIS

JUNE 30, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

CAMELOT FUND

PORTFOLIO ANALYSIS

JUNE 30, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Camelot Event Driven Fund (the “Camelot Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Basic Materials 1.11%
Communication Services 3.54%
Consumer Cyclical 11.40%
Consumer Defensive 1.14%
Energy 7.53%
Financial Services 1.74%
Healthcare 10.64%
Industrials 0.05%
Real Estate 2.29%
Technology 16.23%
Utilities 4.20%
Escrow Shares 0.01%
Asset-Backed Securities 0.61%
Convertible Bonds 0.00%
Contingent Value Right 0.00%
Corporate Bonds 5.00%
Mortgage-Backed Securities 0.27%
Municipal Bonds 3.79%
Preferred Stocks 4.14%
Structured Notes 3.25%
Warrants 0.05%
Bank Deposit Accounts 2.58%
Options Purchased 20.43%

Categorizations above are made using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes written options.

VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2020

Shares		Value

COMMON STOCKS - 36.09%

Apparel & Other Finished Prods of Fabrics & Similar Material - 1.72%
24,456	Under Armour, Inc. Class C *	$ 216,191

Fire, Marine & Casualty Insurance - 3.97%
2,801	Berkshire Hathaway, Inc. Class B *	500,007

Gold and Silver Ores - 9.70%
24,860	Barrick Gold Corp.	669,729
8,942	Newmont Goldcorp Corp.	552,079
		1,221,808
Oil & Gas Filed Machinery & Equipment - 3.59%
6,527	Dril-Quip, Inc. *	194,439
29,829	Now, Inc. *	257,424
		451,863
Petroleum Refining - 1.38%
8,606	CVR Energy, Inc.	173,067

Retail-Hobby, Toy & Game Shops - 1.47%
26,256	Michaels Companies, Inc. *	185,630

Services-Advertising Agencies - 1.44%
3,322	Omnicom Group, Inc.	181,381

Services-Business Services - 3.35%
8,037	Ebay, Inc.	421,541

Services-Computer Programming, Data Processing, Etc. - 2.67%
11,303	Twitter, Inc. *	336,716

Wholesale-Drugs, Propietaries - 6.80%
2,689	McKesson Corp.	412,546
4,400	AmerisourceBergen Corp.	443,388
		855,934

TOTAL FOR COMMON STOCKS (Cost $2,972,778) - 36.09%		4,544,138

CORPORATE BONDS - 3.22% (●)

Retail-Computer & Computer Software Stores - 2.84%
450,000	GameStop Corp. 6.75%, 03/15/2021	357,750

Transportation Services - 0.38%

VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2020

48,000	Expedia Group, Inc. 5.95%, 8/15/2020	48,141

TOTAL FOR CORPORATE BONDS (Cost $498,215) - 3.22%		405,891

The accompanying notes are an integral part of these financial statements.

VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020

Shares		Value

EXCHANGE TRADED FUND - 9.91%
87,152	Sprott Physical Gold Trust *	$ 1,247,145
TOTAL FOR EXCHANGE TRADED FUND (Cost $1,011,295) - 9.91%		1,247,145

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 29.23% (●)

U.S. Treasury Note Bonds - 16.03%
1,000,000	U.S. Treasury Note 1.375%, 01/31/2021	1,006,875
1,000,000	U.S. Treasury Note 1.125%, 09/30/2021	1,011,875
		2,018,750
U.S. Treasury Strips Principal Bonds - 13.20%
2,559,000	U.S. Treasury Strips Principal 0.00%, 02/15/2050	1,661,989

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $3,648,148) - 29.23%		3,680,739

MONEY MARKET FUND - 20.84%
2,624,023	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio 0.03% **	2,624,023
TOTAL FOR MONEY MARKET FUND (Cost $2,624,023) - 20.84%		2,624,023

TOTAL INVESTMENTS (Cost $10,754,459) *** - 99.29%		12,501,936

ASSETS IN EXCESS OF LIABILITIES - 0.71%		88,749

NET ASSETS - 100.00%		$ 12,590,685

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2020.

*** Refer to Note 10 for tax cost.

● Level 2 Security.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2020

Shares		Value

MONEY MARKET FUND - 0.69%
966	Fidelity Institutional Government Money Market Fund Class I 0.05% **	$ 966
TOTAL FOR MONEY MARKET FUND (Cost $966) - 0.69%		966

TOTAL INVESTMENTS (Cost $966) *** - 0.69%		966

ASSETS IN EXCESS OF LIABILITIES, NET - 99.31%		139,623

NET ASSETS - 100.00%		$ 140,589

** Variable rate security; the coupon rate shown represents the yield at June 30, 2020.

*** Refer to Note 10 for tax cost.

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2020

Shares		Value

COMMON STOCKS - 65.34%

Automotive - 0.04%
5,926	Exide Technologies ^	$ 8,296
101,663	Flyht Aerospace Solutions, Inc. (Canada) ^	-
		8,296
Bakery Products - 1.24%
479,411	Bab, Inc.	273,264

Biotech & Pharma - 5.11%
10,000	Alexion Pharmaceuticals, Inc. (a) (b) *	1,122,400
167,850	Inyx, Inc. *	336
		1,122,736
Chemicals - 1.21%
5,000	DuPont de Nemours, Inc. (a)	265,650

Crude Petroleum & Natural Gas - 1.05%
5,500	Diamondback Energy, Inc. (a)	230,010

Electric & Other Services Combines - 4.59%
17,000	Evergy, Inc. (a) (b)	1,007,930

Gaming, Lodging & Restaurants - 0.65%
10,000	Guoco Group Ltd. (Hong Kong)	143,072

Hardware - 13.94%
14,500	Dell Technologies, Inc. Class C (a) (b) *	796,630
235,316	IEC Electronics Corp. (b) *	2,266,093
		3,062,723
Healthcare Facilities & Services - 4.56%
21,000	Acadia Healthcare Co., Inc. (a) (b) *	527,520
50	Brookdale Senior Living, Inc. *	148
6,500	Magellan Health, Inc. (a) *	474,370
		1,002,038
Holding Companies - 0.00%
400	Stoneleigh Partners Acquisition Corp. ^ †	-

Hotels & Motels - 4.59%
60,000	MGM Resorts International (a) (b)	1,008,000

Hotels, Rooming House, Camps & Other Lodging Places - 1.87%
21,000	Hilton Grand Vacations, Inc. (a) *	410,550

CAMELOT FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2020

Investment Advice - 0.98%
7,000	KKR & Co., Inc. Class A (a)	216,160

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020

Shares		Value

IT Services - 0.00%
65,000	Computer Horizons Corp. ^ †	$ -

Media - 5.50%
50,000	30DC, Inc. * #	180
7,000	Axel Springer SE (Germany)	495,419
11,249	Clear Channel Outdoor Holdings, Inc. *	11,699
30,062	ViacomCBS, Inc. Class B (a)	701,046
		1,208,344
Medical Equipment & Devices - 1.94%
9,000	Shockwave Medical, Inc. * (b)	426,330

Metals & Mining - 0.00%
109,444	Sacre-Coeur Minerals Ltd. (Canada) ^ †	-

National Commercial Banks - 0.47%
2,000	Citigroup, Inc.	102,200

Oil, Gas & Coal - 1.64%
4,000	Chevron Corp. (a) (b)	356,920
551	Dommo Energia SA ADR ● *	1,646
2,152	Seadrill Ltd.(United Kingdom) *	925
		359,491
Passenger Transportation - 0.44%
23,000	Transat AT, Inc. (Canada) *	97,558

Petroleum Refining - 5.53%
6,500	Hess Corp.	336,765
23,500	Marathon Petroleum Corp. (a) (b)	878,430
		1,215,195
Radio Broadcasting Stations - 0.18%
4,610	iHeartMedia, Inc. *	38,494

Real Estate - 2.50%
45,000	Conwert Immobilien Invest SE (Austria) ^ *	-
16,500	CA Immobilien Anlagen AG (Austria) *	549,595
		549,595
Retail-Eating Places - 0.75%
3,000	Restaurant Brands International, Inc. (Canada) (a)	163,890

Security Brokers, Dealers & Floatation Cos. - 0.45%
500	Goldman Sachs Group, Inc. (a)	98,810

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020

Semiconductors - 1.66%
4,000	Qualcomm, Inc. (a) (b)	364,840

The accompanying notes are an integral part of these financial statements.

Shares		Value

Services-Miscellaneous Amusement & Recreation - 0.87%
10,000	Six Flags Entertainment Corp. (a)	$ 192,100

Software - 3.13%
64,000	Playtech PLC (Isle of Man)	223,417
3,000	VMware, Inc. Class A (a) *	464,580
		687,997
Telecom - 0.44%
44,529	NII Holdings, Inc. ^ *	96,628

Waste & Environmental Services & Equipment - 0.01%
43,000	Strategic Environmental & Energy Resources, Inc. ^ #	2,683

TOTAL FOR COMMON STOCKS (Cost $16,288,636) - 65.34%		14,354,584

ESCROW SHARES - 0.01%
1,777	Exide Technologies ^ †	1,777
200	Petrocorp., Inc. ^ †	-
TOTAL FOR ESCROW SHARES (Cost $1,687) - 0.01%		1,777

ASSET-BACKED SECURITIES - 0.67%
5,122	AFC Home Equity Loan Trust Series 2000-02 Class 1A, 2.582% (1 Month LIBOR USD + 0.79%), 6/25/2030 ** + ●	4,659
124,437	Citigroup Mortgage Loan Trust Inc. Series 2005-OPT1 Class M3, 2.497% (1 Month LIBOR USD + 0.71%), 2/25/2035 ** + ●	112,380
649,319	Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 2.112% (1 Month LIBOR USD + 0.32%), 6/25/2047 ** + ●	23,725
6,325	Countrywide Home Equity Loan Trust Series 2005-A Class 2A, 1.97975% (1 Month LIBOR USD + 0.24%), 4/15/2035 ** + ●	6,065
960,000	Countrywide Alternative Loan Series 07-0A7 Class A3, 0.5017% (1 Month LIBOR USD + 0.30%) 5/25/2047 ** + ^	-
TOTAL FOR ASSET-BACKED SECURITIES (Cost $139,361) - 0.67%		146,829

CONTINGENT VALUE RIGHT - 0.00%

Services-Advertising
11,249	Clear Channel Outdoor Holdings, Inc. *	-

TOTAL FOR CONTINGENT VALUE RIGHT (Cost $0) - 0.00%		-

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020

CONVERTIBLE BONDS - 0.00%

Radio Telephone Communicatinos
76,581	Digicel Group 0.5 Ltd. Private Placement Series 144A Conv. 7.0%, 12/03/2099 ● #	-

TOTAL FOR CONVERTIBLE BONDS (Cost $1,604) - 0.00%		-

The accompanying notes are an integral part of these financial statements.

Shares		Value

CORPORATE BONDS - 5.46%

Automotive - 2.04%
546,810	Exide Technologies 11.00%, 4/30/2022 ^ + † #	$ 448,384

Communication Services - 1.55%
1,000,000	Intelsat Jackson Holdings SA (Luxembourg) 8.125%, 06/01/2023 + ●	55,000
500,000	Intelsat Jackson Holdings SA (Luxembourg) 5.50%, 08/01/2023 + ●	285,000
		340,000
Engineering and Construction Services - 0.46%
1,000,000	Astaldi SpA ADR 7.125%, 12/01/2020 + ● #	101,016

Financial Services - 0.04%
5,000,000	Hellas Telecommunication Luxembourg II SCA (United Kingdom) 6.054%, (3 Month LIBOR USD + 5.75% ) 1/15/2015 + ^ # †	6,250
110,000	Lehman Brothers Holdings, Inc. 0.00%, 2/17/2015 + ●	1,232
100,000	Lehman Brothers Holdings, Inc. 5.50%, 2/27/2020 + ●	1,020
		8,502
Oil, Gas & Coal - 0.20%
3,500,000	OGX Austria GMBH 8.50%, 6/01/2018 + ^ †	35
119,086	Seadrill New Finance Private Placement Series 144A (United Kingdom) 12.00%, 7/15/2025 ● #	43,466
		43,501
Radio Telephone Communications - 0.06%
51,222	Digicel Group 0.5 Ltd. 8.0%, 04/01/2025 ● #	12,806

Retail - 0.22%
685,000	The Neiman Marcus Group LLC. 7.125%, 6/01/2028 + ●	47,950

Sovereign - 0.89%
1,000,000	Lebanese Republic Series GMTN (Lebanon) 6.15%, 6/19/2020 + ●	196,250

Venture Capital - 0.00%
25,000	Infinity Capital Group 7.00%, 12/31/2049 + ^ † #	-

TOTAL FOR CORPORATE BONDS (Cost $3,158,953) - 5.46%		1,198,409

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020

MORTGAGE-BACKED SECURITIES - 0.29%
624,746	GNR Government National Mortgage Series 2019-108 Class NI 4.00%, 8/20/2049 ● ~	18,203
533,865	GSR Mortgage Loan Trust Series 2005-5F Class B2 5.73101%, 6/25/2035 ● ~	46,298
TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $602,476) - 0.29%		64,501

The accompanying notes are an integral part of these financial statements.

Shares		Value

MUNICIPAL BONDS - 4.14%

Puerto Rico - 4.14%
10,000	Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2021 + ●	$ 6,875
10,000	Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2023 + ●	6,587
30,000	Puerto Rico Electric Power Authority Series CCC 4.50%, 7/01/2023 + ●	20,700
25,000	Puerto Rico Electric Power Authority Series CCC 4.80%, 7/01/2027 + ●	17,250
250,000	Puerto Rico Electric Power Authority Series CCC 4.80%, 7/01/2028 + ●	172,500
75,000	Puerto Rico Electric Power Authority Series DDD 3.50%, 7/01/2020 + ●	50,531
30,000	Puerto Rico Electric Power Authority Series DDD 3.625%, 7/01/2021 + ●	20,212
55,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2020 + ●	38,225
15,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2023 + ●	10,425
10,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2024 + ●	6,950
25,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2025 + ●	17,375
15,000	Puerto Rico Electric Power Authority Series WW 5.50%, 7/01/2019 + ●	10,444
75,000	Puerto Rico Electric Power Authority Series ZZ 4.75%, 7/01/2027 + ●	51,750
50,000	Puerto Rico Public Buildings Authority Series U 5.00%, 7/01/2018 + ●	34,625
40,000	Puerto Rico Public Buildings Authority Series C 5.75%, 7/01/2019 + ●	32,500
55,000	Puerto Rico Public Buildings Authority Series N 5.50%, 7/01/2027 + ●	44,894
50,000	Puerto Rico Public Buildings Authority Series D 5.25%, 7/01/2036 + ●	39,813
410,000	Puerto Rico Public Buildings Authority Series N 5.00%, 7/01/2037 + ●	327,488
		909,144

TOTAL FOR MUNICIPAL BONDS (Cost $710,583) - 4.14%		909,144

PREFERRED STOCKS - 4.52%

Government Agencies - 4.38%
19,000	Federal Home Loan Mortgage Corp. Series B 0.00%, Perpetual ∞	212,800
4,500	Federal Home Loan Mortgage Corp. Series F 5.00%, Perpetual ∞	52,965
9,500	Federal Home Loan Mortgage Corp. Series M 0.00%, Perpetual ∞	111,815
1,000	Federal Home Loan Mortgage Corp. Series Q 0.00%, Perpetual ∞	11,350

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020

25,000	Federal Home Loan Mortgage Corp. Series S 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual ** ∞	288,750
8,300	Federal Home Loan Mortgage Corp. Series V 5.57%, Perpetual ∞	53,535
2,674	Federal Home Loan Mortgage Corp. Series W 5.66%, Perpetual ∞	16,713
10,000	Federal Home Loan Mortgage Corp. Series X 6.02%, Perpetual ∞	77,000
5,500	Federal National Mortgage Corp. Series H 5.81%, Perpetual ∞	68,860
700	Federal National Mortgage Corp. Series I 5.375%, Perpetual ∞	10,500
4,440	Federal National Mortgage Corp. Series M 4.75%, Perpetual ∞	53,280
360	Federal National Mortgage Corp. Series N 5.50%, Perpetual ∞	4,464
		962,032

The accompanying notes are an integral part of these financial statements.

Shares		Value

Insurance - 0.14%
10	MBIA Insurance Corp. 4.707%, Perpetual ^ # †	$ 30,000

Oil, Gas & Coal - 0.00%
155,336	Seadrill Ltd.(United Kingdom)	-

TOTAL FOR PREFERRED STOCKS (Cost $1,445,914) - 4.52%		992,032

STRUCTURED NOTES- 3.55%

Financial Services 3.55%
130,000	Lehman Brothers Holdings, Inc. 0.00%, (1 Month CPI YOY + 2.25%) 7/08/2014 + ● **	1,326
100,000	Lehman Brothers Holdings, Inc. 0.00%, 1/28/2020 + ● **	1,020
100,000	Lehman Brothers Holdings, Inc. 8.25%, 9/23/2020 + ● **	1,020
200,000	Lehman Brothers Holdings, Inc. 0.00%, 2/14/2023 + ● **	2,040
1,000,000	Twin Reefs Pass-Through Trust 0.00% (1 Month LIBOR USD + 2.00%) Perpetual + ^ # †**	775,000
TOTAL FOR STRUCTURED NOTES(Cost $485,000) - 3.55%		780,406

WARRANTS - 0.05%

Insurance - 0.05%
5,700	FGL Holdings (Bermuda) Exp. 12/2022 (Notional Value $60,705)	11,400

TOTAL FOR WARRANTS (Cost $9,132) - 0.05%		11,400

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $3,507,144) - 22.30%		4,899,579

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020

BANK DEPOSIT ACCOUNTS - 2.82%

69,162	Collateral Huntington Conservative Deposit Account 0.06% ** (b)	69,162
549,985	Huntington Conservative Deposit Account 0.06% **	549,985
TOTAL FOR BANK DEPOSIT ACCOUNTS - (Cost $619,147) - 2.82%		619,147

TOTAL INVESTMENTS (Cost $26,969,637) *** - 109.15%		23,977,808

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $1,134,286) - (9.70)%		(2,131,168)

ASSETS IN EXCESS OF LIABILITIES, NET - 0.55%		120,406

NET ASSETS - 100.00%		$ 21,967,046

The accompanying notes are an integral part of these financial statements.

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2020.

*** Refer to Note 10 for tax cost.

ADR - American Depositary Receipt.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for written options. Total value of collateral for written options is $5,432,981 representing 24.73% of net assets.

+ Default Bonds

∞ Distressed Securities

● Level 2 Security

~ Variable Rate Security. The coupon is based on an underlying pool of loans.

^ Indicates a fair valued security. Total market value for fair valued securities is $1,369,053 representing 6.22% of net assets and Level 3 securities.

# Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $1,419,785 representing 6.46% of net assets.

† Indicates an illiquid security. Total market value for illiquid securities is $1,261,446 representing 5.74% of net assets.

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF PURCHASED OPTIONS

JUNE 30, 2020

CALL OPTIONS - 22.29% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

Acadia Healthcare Co., Inc. ●	Susquehanna	210	$ 472,500	$ 22.50	12/18/2020	$ 110,250

Alerian MLP ETF	Susquehanna	600	480,000	8.00	1/21/2022	19,500

Alexion Pharmaceuticals, Inc. ●	Susquehanna	100	900,000	90.00	1/15/2021	269,000

Anheuser-Busch InBev SA/NV	Susquehanna	50	325,000	65.00	1/21/2022	25,000

AT&T, Inc. ●	Susquehanna	200	800,000	40.00	1/21/2022	14,200

The Bank of New York Mellon Corp. ●	Susquehanna	250	500,000	20.00	1/15/2021	468,750

The Bank of New York Mellon Corp. ●	Susquehanna	250	1,000,000	40.00	1/15/2021	80,000

BP, PLC ●	Susquehanna	300	600,000	20.00	1/21/2022	166,500

Chevron Corp. ●	Susquehanna	20	240,000	120.00	1/21/2022	8,510

Chevron Corp. ●	Susquehanna	40	360,000	90.00	1/21/2022	53,500

Citigroup, Inc.	Susquehanna	20	100,000	50.00	6/18/2021	16,800

Communication Services Select Sector SPDR Fund	Susquehanna	100	600,000	60.00	1/21/2022	42,000

Consumer Discretionary Select Sector SPDR Fund	Susquehanna	40	540,000	135.00	1/21/2022	48,400

Dell Technologies, Inc.	Susquehanna	145	580,000	40.00	1/15/2021	240,700

Diamondback Energy, Inc. ●	Susquehanna	55	165,000	30.00	1/21/2022	95,150

DuPont de Nemours, Inc.	Susquehanna	50	200,000	40.00	1/21/2022	85,000

Energy Select Sector SPDR Fund	Susquehanna	250	1,500,000	60.00	1/21/2022	21,250

Energy Transfer L.P. ●	Susquehanna	250	250,000	10.00	1/21/2022	20,250

Energy Transfer L.P. ●	Susquehanna	300	360,000	12.00	1/21/2022	15,300

Evergy, Inc.	Susquehanna	170	1,190,000	70.00	12/18/2020	39,950

FedEx Corp. ●	Susquehanna	50	750,000	150.00	1/21/2022	108,250

The Goldman Sachs Group, Inc.	Susquehanna	5	85,000	170.00	1/15/2021	19,300

Health Care Select Sector SPDR Fund	Susquehanna	40	420,000	105.00	1/21/2022	31,400

Hess Corp.	Susquehanna	65	260,000	40.00	1/21/2022	129,837

CAMELOT FUND

SCHEDULE OF PURCHASED OPTIONS

JUNE 30, 2020

Hilton Grand Vacations, Inc.	Susquehanna	210	420,000	20.00	1/15/2021	65,100

Johnson & Johnson ●	Susquehanna	40	620,000	155.00	1/21/2022	31,800

KKR & Co., Inc. ●	Susquehanna	70	175,000	25.00	1/21/2022	71,400

Magellan Health, Inc.	Susquehanna	65	357,500	55.00	12/18/2020	134,875

Marathon Petroleum Corp.	Susquehanna	235	705,000	30.00	1/21/2022	282,000

MGM Resorts International	Susquehanna	600	1,200,000	20.00	1/21/2022	258,000

Molson Coors Beverage Co. ●	Susquehanna	60	120,000	20.00	1/15/2021	90,600

Molson Coors Beverage Co. ●	Susquehanna	60	270,000	45.00	1/15/2021	7,200

Occidental Petroleum Corp.	Susquehanna	125	500,000	40.00	1/21/2022	27,000

Pfizer, Inc. ●	Susquehanna	200	800,000	40.00	1/21/2022	27,200

Phillips 66	Susquehanna	100	1,000,000	100.00	1/21/2022	39,000

Procter & Gamble Co.	Susquehanna	40	540,000	135.00	1/21/2022	25,760

QEP Resources, Inc.	Susquehanna	1200	960,000	8.00	1/15/2021	18,000

Qualcomm, Inc. ●	Susquehanna	40	280,000	70.00	1/15/2021	95,640

Red Robin Gourmet Burgers, Inc. ●	Susquehanna	200	250,000	12.50	1/15/2021	49,000

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF PURCHASED OPTIONS (CONTINUED)

JUNE 30, 2020

CALL OPTIONS – (Continued) *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

Red Robin Gourmet Burgers, Inc. ●	Susquehanna	145	$ 181,250	$ 12.50	1/21/2022	$ 65,975

Restaurant Brands International, Inc.	Susquehanna	30	120,000	40.00	6/18/2021	48,900

Six Flags Entertainment Corp. ●	Susquehanna	100	175,000	17.50	1/21/2022	80,000

SPDR S&P Oil & Gas Exploration & Production ETF ●	Susquehanna	100	100,000	10.00	1/21/2022	46,000

SPDR S&P Oil & Gas Exploration & Production ETF ●	Susquehanna	250	375,000	15.00	1/21/2022	55,500

Sysco Corp. ●	Susquehanna	100	700,000	70.00	1/21/2022	55,000

Twitter, Inc.	Susquehanna	250	375,000	15.00	1/21/2022	407,500

Twitter, Inc.	Susquehanna	250	750,000	30.00	1/21/2022	189,500

United States Oil Fund L.P.	Susquehanna	350	157,500	4.50	1/21/2022	9,450

ViacommCBS, Inc. ●	Susquehanna	300	300,000	10.00	6/18/2021	419,250

ViacommCBS, Inc. ●	Susquehanna	100	270,000	27.00	6/18/2021	40,750

Vmware, Inc. Class A	Susquehanna	30	390,000	130.00	1/21/2022	128,100

Total Call Options (Premiums Paid $3,504,336) - 22.29%						$4,897,297

PUT OPTIONS - 0.01% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

Invesco CurrencyShares Euro Currency Trust ●	Susquehanna	117	$1,181,700	$ 101.00	9/18/2020	$ 2,282

Total Put Options (Premiums Paid $2,808) - 0.01%						$ 2,282

TOTAL PURCHASED OPTIONS (Premiums Paid $3,507,144) - 22.30%						$4,899,579

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2020.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

● Level 2 Security

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS

JUNE 30, 2020

CALL OPTIONS - (9.49)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

Acadia Healthcare Co., Inc. ●	Susquehanna	(420)	$(1,260,000)	$ 30.00	12/18/2020	$ (109,200)

Alexion Pharmaceuticals, Inc. ●	Susquehanna	(200)	(2,300,000)	115.00	1/15/2021	(229,400)

The Bank of New York Mellon Corp.	Susquehanna	(500)	(2,500,000)	50.00	1/15/2021	(32,500)

Citigroup, Inc. ●	Susquehanna	(40)	(320,000)	80.00	6/18/2021	(4,040)

Dell Technologies, Inc.	Susquehanna	(290)	(1,377,500)	47.50	1/15/2021	(292,900)

Diamondback Energy, Inc. ●	Susquehanna	(110)	(770,000)	70.00	1/21/2022	(63,800)

DuPont de Nemours, Inc. ●	Susquehanna	(100)	(750,000)	75.00	1/21/2022	(33,850)

Evergy, Inc.	Susquehanna	(340)	(2,720,000)	80.00	12/18/2020	(93,500)

The Goldman Sachs Group, Inc. ●	Susquehanna	(10)	(220,000)	220.00	1/15/2021	(13,300)

Hess Corp.	Susquehanna	(130)	(910,000)	70.00	1/21/2022	(107,250)

Hilton Grand Vacations, Inc.	Susquehanna	(420)	(1,050,000)	25.00	1/15/2021	(56,700)

Invesco Currency Shares Euro Currency Trust	Susquehanna	(117)	(1,181,700)	101.00	9/18/2020	(62,478)

KKR & Co., Inc.	Susquehanna	(140)	(518,000)	37.00	1/21/2022	(60,200)

Magellan Health, Inc.	Susquehanna	(130)	(975,000)	75.00	12/18/2020	(120,250)

Marathon Petroleum Corp.	Susquehanna	(470)	(3,055,000)	65.00	1/21/2022	(96,350)

MGM Resorts International	Susquehanna	(1,200)	(4,200,000)	35.00	1/21/2022	(168,000)

Molson Coors Beverage Co. ●	Susquehanna	(120)	(690,000)	57.50	1/15/2021	(3,600)

Qualcomm, Inc.	Susquehanna	(80)	(700,000)	87.50	1/15/2021	(96,000)

Red Robin Gourmet Burgers, Inc. ●	Susquehanna	(255)	(573,750)	22.50	1/15/2021	(20,400)

Red Robin Gourmet Burgers, Inc.	Susquehanna	(90)	(225,000)	25.00	1/21/2022	(17,550)

Restaurant Brands International, Inc. ●	Susquehanna	(60)	(360,000)	60.00	6/18/2021	(33,900)

Six Flags Entertainment Corp. ●	Susquehanna	(200)	(650,000)	32.50	1/21/2022	(66,000)

Twitter, Inc.	Susquehanna	(500)	(2,750,000)	55.00	1/21/2022	(85,000)

ViacommCBS, Inc. Class B ●	Susquehanna	(600)	(2,100,000)	35.00	6/18/2021	(115,800)

Vmware, Inc. Class A ●	Susquehanna	(60)	(1,140,000)	190.00	1/21/2022	(103,200)

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS

JUNE 30, 2020

Total Call Options (Premiums Received $1,119,486) - (9.49)%						$(2,085,168)

PUT OPTIONS - (0.21)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

Mednax, Inc. ●	Susquehanna	(100)	$ (200,000)	$ 20.00	8/21/2020	$ (46,000)

Total Put Options (Premiums Received $14,800) - (0.21)%						$ (46,000)

TOTAL WRITTEN OPTIONS (Premiums Received $1,134,286) - (9.70)%						$(2,131,168)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2020.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

● Level 2 Security

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2020

	Value Fund	Baldwin Fund	Camelot Fund
Assets:
Investments in Securities, at Value (Cost $10,754,459, $966 and $26,969,637, respectively)	$ 12,501,936	$ 966	$23,977,808
Deposit with Broker for Securities Sold Short and Options Written	91,787	-	103,532
Receivables:
Dividends and Interest	21,576	891	93,716
Due from Adviser	-	16,612	-
Shareholder Subscriptions	163	-	1,037
Portfolio Securities Sold	-	146,261	508,665
Prepaid Expenses	-	535	26,639
Total Assets	12,615,462	165,265	24,711,397
Liabilities:
Short Cash Denominated in Foreign Currencies (Premiums $1,445, $0, and $0, respectively)	1,507	-	-
Covered Call Options Written at Value (Premiums received $0, $0 and $1,134,286, respectively)	-	-	2,131,168
Payables:
Advisory Fees	9,867	-	17,946
Due to Custodian	-	4,000	-
Administrative Fees	2,492	2,705	3,989
Shareholder Redemptions	774	-	41,085
Portfolio Securities Purchased	-	-	516,400
Chief Compliance Officer Fees	-	-	2,731
Distribution Fees	10,137	-	569
Accrued Expenses	-	17,971	30,463
Total Liabilities	24,777	24,676	2,744,351

Net Assets	$ 12,590,685	$ 140,589	$21,967,046

Net Assets Consist of:
Paid In Capital	$ 11,212,081	$ 1,078,929	$34,610,493
Distributable Earnings (Deficit)	1,378,604	(938,340)	(12,643,447)
Net Assets	$ 12,590,685	$ 140,589	$21,967,046
Shares outstanding (unlimited number of shares authorized with no par value)		20,429
Net Asset Value Per Share		$ 6.88
Redemption Price Per Share ($6.88 x 0.98) *		$ 6.74

Investor Class:

Net Assets	$ 6,763,328
Shares outstanding (unlimited number of shares authorized with no par value)	515,232
Net Asset Value	$ 13.13
Redemption Price Per Share ($12.23 x 0.98) *	$ 12.87

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

JUNE 30, 2020

	Value Fund	Baldwin Fund	Camelot Fund

Class A:

Net Assets			$ 5,475,145
Shares outstanding (unlimited number of shares authorized with no par value)			408,839
Net Asset Value			$ 13.39
Offering Price Per Share ($13.39 / 94.50%) (Note 2)			$ 14.17
Redemption Price Per Share ($13.39 x 0.98) *			$ 13.12

Class C:

Net Assets	$ 1,070,632
Shares outstanding (unlimited number of shares authorized with no par value)	88,290
Net Asset Value	$ 12.13
Redemption Price Per Share ($12.13 x 0.98) *	$ 11.89

Institutional Class:

Net Assets	$ 4,756,725		$16,491,901
Shares outstanding (unlimited number of shares authorized with no par value)	357,920		1,217,051
Net Asset Value	$ 13.29		$ 13.55
Redemption Price Per Share ($13.55 x 0.98) *	$ 13.02		$ 13.28

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase for the Value, Baldwin, and Camelot Funds.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF OPERATIONS

        FOR THE YEAR ENDED JUNE 30, 2020

	Value Fund	Baldwin Fund	Camelot Fund
Investment Income:
Dividends (a)	$ 28,495	$ 37,550	$ 393,897
Interest	156,624	9,216	376,819
Total Investment Income	185,119	46,766	770,716

Expenses:
Advisory Fees	112,991	9,932	384,475
Administration Fees	28,533	36,099	62,108
Accounting Fees	-	13,398	34,970
Servicing Account Fees	-	-	19,632
Transfer Agent Fees	-	-	12,270
Chief Compliance Officer Fees	-	-	32,000
Audit Fees	-	12,571	18,631
Distribution Fees	25,934	-	15,900
Legal Fees	-	8,022	12,206
Custody Fees	-	16,856	15,134
Trustee Fees	-	-	2,405
Printing and Mailing Expense	-	567	6,190
Dividend Expense	-	-	12,746
Interest Expense	-	-	1,397
Miscellaneous Fees	-	2,414	2,033
Litigation Fees	-	-	14,994
Registration Fees	-	71	50,139
Total Expenses	167,458	99,930	697,230
Fees Waived and Reimbursed by the Adviser	-	(77,859)	(139,126)
Net Expenses	167,458	22,071	558,104

Net Investment Income	17,661	24,695	212,612

Realized Gain (Loss) on:
Investments	(102,188)	(197,158)	(2,884,579)
Proceeds from Securities Litigation	-	826	29,998
Written Options	-	158,638	256,733
Securities Sold Short	-	-	(59,728)
Net Realized Loss on Investments, Proceeds from Litigation, Written Options, Securities Sold Short and Foreign Currency Transactions	(102,188)	(37,694)	(2,657,576)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,237,172	44,943	131,940
Written Options	-	(3,154)	(1,100,064)
Foreign Currency Transactions	(25)	-	-
Net Change in Unrealized Appreciation (Depreciation) on Investments, Options, Securities Sold Short and Foreign Currency Transactions	1,237,147	41,789	(968,124)

Realized and Unrealized Gain (Loss) on Investments, Proceeds from Litigation, Options, Securities Sold Short and Foreign Currency Transactions	1,134,959	4,095	(3,625,700)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,152,620	$ 28,790	$ (3,413,088)
(a) Foreign withholding taxes on dividends/tax reclaims/interest.	$ (809)	$ (95)	$ (8,889)

The accompanying notes are an integral part of these financial statements.

VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Years Ended
	6/30/2020	6/30/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 17,661	$ 41,785
Net Realized Loss on:
Investments	(102,188)	(204,760)
Unrealized Appreciation (Depreciation) on:
Investments	1,237,172	(3,233)
Foreign Currency Transactions	(25)	(55)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,152,620	(166,263)

Distributions to Shareholders:
Distributions
Investor Class	(14,960)	(273,523)
Class C	-	(35,412)
Institutional Class	(20,449)	(170,484)
Total Distributions Paid to Shareholders	(35,409)	(479,419)

Capital Share Transactions	(910,399)	(3,773,755)

Total Increase (Decrease) in Net Assets	206,812	(4,419,437)

Net Assets:
Beginning of Year	12,383,873	16,803,310

End of Year	$12,590,685	$12,383,873

 The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

STATEMENT OF CHANGES IN NET ASSETS

	Years Ended
	6/30/2020	6/30/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 24,695	$ 32,168
Net Realized Gain (Loss) on:
Investments	(197,158)	(118,769)
Proceeds from Securities Litigation	826	-
Written Options	158,638	132,651
Unrealized Appreciation (Depreciation) on:
Investments	44,943	(23,732)
Written Options	(3,154)	8,288
Net Increase in Net Assets Resulting from Operations	28,790	30,606

Distributions to Shareholders:
Distributions	(23,635)	(28,217)
Total Distributions Paid to Shareholders	(23,635)	(28,217)

Capital Share Transactions	(2,181,386)	(112,137)

Total Decrease in Net Assets	(2,176,231)	(109,748)

Net Assets:
Beginning of Year	2,316,820	2,426,568

End of Year	$ 140,589	$ 2,316,820

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Years Ended
	6/30/2020	6/30/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 212,612	$ 76,844
Net Realized Gain (Loss) on:
Investments	(2,884,579)	1,186,721
Proceeds from Securities Litigation	29,998	444,232
Written Options	256,733	194,178
Securities Sold Short	(59,728)	(502,963)
Foreign Currency Transactions	-	(2,761)
Unrealized Appreciation (Depreciation) on:
Investments	131,940	(645,215)
Written Options	(1,100,064)	35,804
Securities Sold Short	-	506,133
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,413,088)	1,292,973

Distributions to Shareholders:
Distributions:
Class A	(63,369)	(88,765)
Institutional Class	(255,854)	(240,319)
Total Distributions Paid to Shareholders	(319,223)	(329,084)

Capital Share Transactions	(4,399,363)	6,921,044

Total Increase (Decrease) in Net Assets	(8,131,674)	7,884,933

Net Assets:
Beginning of Year	30,098,720	22,213,787

End of Year	$21,967,046	$30,098,720

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

	Years Ended
	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Year	$ 11.91	$ 12.42	$ 12.61	$ 13.12	$ 14.17

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.02	0.03	(0.03)	(0.10)	(0.13)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.23	(0.16)	(0.16)	(0.03)	0.05
Total from Investment Operations	1.25	(0.13)	(0.19)	(0.13)	(0.08)

Distributions:
Net Investment Income	(0.03)	(0.01)	-	-	-
Realized Gains	-	(0.37)	-	(0.38)	(0.97)
Total from Distributions	(0.03)	(0.38)	-	(0.38)	(0.97)

Redemption Fees ***	-	- (a)	-	-	-

Net Asset Value, at End of Year	$ 13.13	$ 11.91	$ 12.42	$ 12.61	$ 13.12

Total Return **	10.50%	(0.99)%	(1.51)%	(1.01)%	(0.39)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 6,763	$ 6,923	$ 10,082	$ 16,945	$ 19,038
Ratio of Expenses to Average Net Assets	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.13%	0.26%	(0.27)%	(0.77)%	(1.00)%
Portfolio Turnover	64.60%	33.73%	68.13%	60.96%	51.13%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less than $0.005

The accompanying notes are an integral part of these financial statements.

VALUE FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

	Years Ended
	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Year	$ 11.06	$ 11.64	$ 11.90	$ 12.49	$ 13.64

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.07)	(0.06)	(0.12)	(0.19)	(0.23)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.14	(0.15)	(0.14)	(0.02)	0.05
Total from Investment Operations	1.07	(0.21)	(0.26)	(0.21)	(0.18)

Distributions:
Net Investment Income	-	-	-	-	-
Realized Gains	-	(0.37)	-	(0.38)	(0.97)
Total from Distributions	-	(0.37)	-	(0.38)	(0.97)

Redemption Fees ***	-	-	-	-	-

Net Asset Value, at End of Year	$ 12.13	$ 11.06	$ 11.64	$ 11.90	$ 12.49

Total Return **	9.67%	(1.77)%	(2.18)%	(1.71)%	(1.16)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,071	$ 991	$ 1,273	$ 2,232	$ 3,718
Ratio of Expenses to Average Net Assets	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of Net Investment Loss to Average Net Assets	(0.62)%	(0.49)%	(1.01)%	(1.54)%	(1.75)%
Portfolio Turnover	64.60%	33.73%	68.13%	60.96%	51.13%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

	Years Ended
	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Year	$ 12.07	$ 12.59	$ 12.75	$ 13.23	$ 14.24

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.05	0.06	- (a)	(0.07)	(0.10)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.24	(0.17)	(0.16)	(0.03)	0.06
Total from Investment Operations	1.29	(0.11)	(0.16)	(0.10)	(0.04)

Distributions:
Net Investment Income	(0.07)	(0.04)	-	-	-
Realized Gains	-	(0.37)	-	(0.38)	(0.97)
Total from Distributions	(0.07)	(0.41)	-	(0.38)	(0.97)

Redemption Fees ***	-	-	- (a)	-	-

Net Asset Value, at End of Year	$ 13.29	$ 12.07	$ 12.59	$ 12.75	$ 13.23

Total Return **	10.76%	(0.78)%	(1.25)%	(0.77)%	(0.09)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 4,757	$ 4,470	$ 5,449	$ 6,417	$ 7,451
Ratio of Expenses to Average Net Assets	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.38%	0.51%	0.02%	(0.52)%	(0.75)%
Portfolio Turnover	64.60%	33.73%	68.13%	60.96%	51.13%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less than $0.005

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

	Years Ended
	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Year	$ 6.87	$ 6.87	$ 6.90	$ 7.01	$ 7.33

Income From Investment Operations:
Net Investment Income (Loss) *	0.08	0.09	0.08	(0.01)	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	-	(0.01)	(0.04)	(0.10)	(0.28)
Total from Investment Operations	0.08	0.08	0.04	(0.11)	(0.26)

Distributions:
Net Investment Income	(0.07)	(0.08)	(0.07)	-	(0.05)
Realized Gains	-	-	-	-	-
Return of Capital	-	-	-	-	(0.01)
Total from Distributions	(0.07)	(0.08)	(0.07)	-	(0.06)

Redemption Fees ***	-	-	-	-	-

Net Asset Value, at End of Year	$ 6.88	$ 6.87	$ 6.87	$ 6.90	$ 7.01

Total Return **	1.19%	1.20%	0.59%	(1.57)%	(3.49)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 141	$ 2,317	$ 2,427	$ 2,620	$ 3,030
Before Reimbursement:
Ratio of Expenses to Average Net Assets	4.55%	4.34%	4.90%	4.46%	4.88%
Ratio of Net Investment Income (Loss) to Average Net Assets	(2.42)%	(1.86)%	(1.99)%	(2.90)%	(2.88)%
After Reimbursement:
Ratio of Expenses to Average Net Assets	1.00%	1.12%	1.75%	1.75%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.13%	1.36%	1.16%	(0.19)%	0.25%
Portfolio Turnover	1276.41%	1128.92%	686.85%	372.87%	478.51%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

	Years Ended
	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Year	$ 14.24	$ 13.70	$ 13.01	$ 11.71	$ 13.39

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.05	0.01	(0.17)	0.16	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.76)	0.72	1.36	1.21	(0.65)
Total from Investment Operations	(0.71)	0.73	1.19	1.37	(0.66)

Distributions:
Net Investment Income	(0.14)	(0.19)	(0.50)	(0.07)	-
Realized Gains	-	-	-	-	(1.02)
Total from Distributions	(0.14)	(0.19)	(0.50)	(0.07)	(1.02)

Net Asset Value, at End of Year	$ 13.39	$ 14.24	$ 13.70	$ 13.01	$ 11.71

Total Return **	(5.09)%	5.46%(f)	9.41%	11.70%	(4.33)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 5,475	$ 6,978	$ 10,022	$ 12,548	$ 14,363
Before Reimbursement:
Ratio of Expenses to Average Net Assets (a) (b)	2.57%	2.86%	3.04%	2.80%	2.41%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	(0.11)%	0.18%	(2.35)%	0.49%	(0.50)%
After Reimbursement:
Ratio of Expenses to Average Net Assets (a) (c)	2.09%(e)	2.16%(e)	1.99%	1.99%	1.99%
Ratio of Net Investment Income to Average Net Assets (a) (d)	0.37%	0.08%	(1.30)%	1.30%	(0.08)%
Portfolio Turnover	291%	386%	391%	326%	160%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(b) Expenses before reimbursements (excluding dividend and interest expense for securities sold short) were 2.51%, 2.85%, 3.01%, 2.78%, 2.40%, and 2.16% for the years ended June 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(c) Expenses after reimbursements (excluding dividend and interest expense for securities sold short) were 2.04%, 2.15%, 1.97%, 1.98%,1.98%, and 1.98% for the years ended June 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Expense includes 0.05% and 0.17% of litigation fees for the years ended June 30, 2020 and 2019, respectively. After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.99%.

(f) The Fund's total return for the year ended June 30, 2019, would have been 3.91% if it had not received proceeds from securities litigation in the amount of $444,232.

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND - INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

	Years Ended
	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Year	$ 14.37	$ 13.83	$ 13.14	$ 11.80	$ 13.46

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.11	0.06	(0.14)	0.19	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.79)	0.71	1.37	1.23	(0.66)
Total from Investment Operations	(0.68)	0.77	1.23	1.42	(0.64)

Distributions:
Net Investment Income	(0.14)	(0.23)	(0.54)	(0.08)	-
Realized Gains	-	-	-	-	(1.02)
Total from Distributions	(0.14)	(0.23)	(0.54)	(0.08)	(1.02)

Net Asset Value, at End of Year	$ 13.55	$ 14.37	$ 13.83	$ 13.14	$ 11.80

Total Return **	(4.81)%	5.77%(f)	9.71%	12.10%	(4.15)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 16,492	$ 23,120	$ 12,191	$ 13,890	$ 14,953
Before Reimbursement:
Ratio of Expenses to Average Net Assets (a) (b)	2.30%	2.49%	2.80%	2.55%	2.16%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	0.35%	(0.16)%	(2.15)%	0.74%	(0.25)%
After Reimbursement:
Ratio of Expenses to Average Net Assets (a) (c)	1.83%(e)	1.88%(e)	1.74%	1.74%	1.74%
Ratio of Net Investment Income to Average Net Assets (a) (d)	0.81%	0.45%	(1.09)%	1.55%	0.17%
Portfolio Turnover	291%	386%	391%	326%	160%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(b) Expenses before reimbursements (excluding dividend and interest expense for securities sold short) were 2.26%, 2.48%, 2.77%, 2.53%, 2.15%, and 1.91% for the years ended June 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(c) Expenses after reimbursements (excluding dividend and interest expense for securities sold short) were 1.79%, 1.87%, 1.71%, 1.73%, 1.73%, and 1.73% for the years ended June 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Expense includes 0.05% and 0.14% of litigation fees for the years ended June 30, 2020 and 2019, respectively. After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.74%.

(f) The Fund's total return for the year ended June 30, 2019, would have been 4.22% if it had not received proceeds from securities litigation in the amount of $444,232.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2020

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are three series authorized by the Trust, the Frank Value Fund (the “Value Fund”), the Leigh Baldwin Total Return Fund (the “Baldwin Fund”), and the Camelot Event Driven Fund (the “Camelot Fund”) (each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP”) is the adviser to the Value Fund, Leigh Baldwin & Co., LLC (“LBC”) is the adviser to the Baldwin Fund, and Camelot Event Driven Advisors, LLC (“Camelot Advisors”) is the adviser to the Camelot Fund.

The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing. The Value Fund commenced operations on July 21, 2004.  The Baldwin Fund’s investment objective is to provide total return. The Baldwin Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies and exchange traded funds) and selling covered calls to generate income to the Baldwin Fund.  The Baldwin Fund also utilizes put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Baldwin Fund commenced operations on August 1, 2008.  The Camelot Fund’s investment objective is to provide long-term growth of capital. The Camelot Fund seeks to achieve its investment objective by investing in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). The Camelot Fund acquired all of the assets and liabilities of the Quaker Event Arbitrage Fund (“Predecessor Fund”), a series of Quaker Investment Trust, in a tax-free reorganization on June 22, 2018. In connection with this acquisition, Class A, Class C and Institutional Class shares of the Predecessor Fund were exchanged for Class A, Class A and Institutional Class shares of the Fund, respectively. The Camelot Fund commenced operations on June 7, 2010 in conjunction with the reorganization of the Pennsylvania Avenue Event Driven Fund (“Event Driven Fund”). The predecessor to the Predecessor Fund, the Pennsylvania Avenue Event Driven Fund, commenced operations on November 21, 2003. Class C merged into Class A on June 22, 2018.

The Value Fund currently has 3 classes of shares; Investor Class shares, Class C shares, and Institutional Class shares. The share classes vary in distribution (12b-1) fee accruals and minimum initial investment required.

The Camelot Fund currently has 2 classes of shares; Class A shares and Institutional shares. Class A shares are charged a front-end sales charge and a distribution and servicing fee; and Institutional Class shares bear no front-end sales charge or CDSC, but have higher minimum investment thresholds.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are each a series of an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 and Accounting Standards Update 2013-08 applicable to investment companies.

Securities Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Short Sales of Investments - Certain Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Futures Contracts - Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing

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transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Transactions - Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

Forward Foreign Currency Contracts - Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Redemption Fee - To discourage short-term trades by investors, the Value, Baldwin, and Camelot Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase.

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Security Transactions Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Federal Income Taxes -  The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2017-2019) or expected to be taken in the Funds’ 2020 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2020, the Funds did not incur any interest or penalties.

Distributions to Shareholders - The Value Fund and Camelot Fund intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end; the Baldwin Fund distributes net investment income quarterly and net realized capital gains, if any, annually.  Distributions will be recorded on ex-dividend date.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate in effect on the respective dates of such transactions.

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The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Derivative Transactions - The Funds may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund(s) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Camelot Fund may invest in structured notes.  A structured note is a type of derivative security for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.”  The impact of the movements of these factors may increase or decrease through the use of multipliers or deflators.  Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade.

The Camelot Fund may also invest in warrants.  Warrants provide the Camelot Fund with exposure and potential gains upon equity appreciation of the underlying company’s share price. The value of a warrant has two components: time value and intrinsic value. A warrant has a limited life and expires on a certain date. As the expiration date of a warrant approaches, the time value of a warrant will decline. In addition, if the stock underlying the warrant declines in price, the intrinsic value of an in-the-money warrant will decline. Further, if the price of the stock underlying the warrant does not exceed the strike price of the warrant on the expiration date, the warrant will expire worthless. As a result, the Camelot Fund could potentially lose its entire investment in a warrant.  See Note 8 for additional information on derivative transactions in the Funds.

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Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Value Fund on the basis of the daily net assets of each class. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Camelot Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Note 3. Securities Valuations

Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

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•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as american depositary receipts, financial

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futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Debt and other fixed - income securities are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (structured notes, warrants and options) – Derivative transactions which are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of June 30, 2020:

Value Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 4,544,138	$ -	$ -	$ 4,544,138
Corporate Bonds *	-	405,891	-	405,891
Exchange Traded Funds	1,247,145	-	-	1,247,145
U.S. Government Agencies & Obligations	-	3,680,739	-	3,680,739
Short-Term Investments	2,624,023	-	-	2,624,023
Total	$ 8,415,306	$ 4,086,630	$ -	$ 12,501,936

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Baldwin Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$ 966	$ -	$ -	$ 966
Total	$ 966	$ -	$ -	$ 966

Camelot Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 14,245,331	$ 1,646	$ 107,607	$ 14,354,584
Escrow Shares	-	-	1,777	1,777
Asset-Backed Securities	-	146,829	-	146,829
Contingent Value Rights	-	-	-	-
Convertible Bonds	-	-	-	-
Corporate Bonds *	-	743,740	454,669	1,198,409
Mortgage-Backed Securities	-	64,501	-	64,501
Municipal Bonds	-	909,144	-	909,144
Preferred Stocks *	962,032	-	30,000	992,032
Structured Note	-	5,406	775,000	780,406
Warrants	11,400	-	-	11,400
Purchased Options
Call Options	2,360,833	2,536,464	-	4,897,297
Put Options	-	2,282	-	2,282
Bank Deposit Accounts	619,147	-	-	619,147
Total	$ 18,198,743	$ 4,410,012	$ 1,369,053	$ 23,977,808

	Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total
Written Options:
Call Options	$(1,192,678)	$ (892,490)	$ -	$ (2,085,168)
Put Options	-	(46,000)		(46,000)
Total	$ (1,192,678)	$ (938,490)	$ -	$ (2,131,168)

*Industry classifications for these categories are detailed on the Schedule of Investments of each Fund.

The Value Fund did not hold any Level 3 assets during the year ended June 30, 2020. The Baldwin Fund did not hold any Level 3 assets during the year ended June 30, 2020. It is the Funds policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. There have been no transfers in and out of Level 1 and Level 2 fair value measurements as of June 30, 2020 for the Value and Baldwin Funds. The table below shows the transfers between Level 1, Level 2 and Level 3 for the Camelot Fund. The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

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Financial Instruments – Assets

	Transfer out of Level 1**	Transfer into Level 3**
Common Stocks	$ (96,628)	$ 96,628

	Transfer out of Level 2**	Transfer into Level 3**
Corporate Bonds	$ (448,384)	$ 448,384

** Transferred from Level 1 and Level 2 to Level 3 due to the absence of observable inputs other than quoted prices.

The following is a reconciliation of Camelot Fund’s Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

	Balance as of June 30, 2019	Purchases	Sales	Realized Gain/ (Loss)	Net Unrealized Appreciation/ (Depreciation)	Amortized discounts/ Premiums	Transfers in to Level 3	Balance as of June 30, 2020
Common Stocks	$ 11,712	$ -	$(103,758)	$(668,956)	$ 771,981	$ -	$ 96,628	$ 107,607
Escrow Shares	-	-	(465)	(196,104)	198,346	-	-	1,777
Preferred Stocks	40,000	-	-	-	(10,000)	-	-	30,000
Corporate Bonds	6,285	-	-	-	-	-	448,384	454,669
Stock Certificate	418,460	-	(452,109)	32,455	1,194	-	-	-
Structured Note	850,000	-	-	-	(75,000)	-	-	775,000
Escrow Notes	-	-	-	-	-	-	-	-
	$1,326,457	$ -	$(556,332)	$(832,605)	$ 886,521	$ -	$545,012	$1,369,053

The following presents information about significant unobservable inputs related to Level 3 investments at June 30, 2020:

Camelot Fund

Asset Categories	Fair Value at June 30, 2020	Valuation Technique	Unobservable Input	Input Values	Increase in Inputs Impact on Valuation*

Common Stocks
Automotive	$8,296	Market approach	Last traded price of pre-conversion bonds	$1.40	Decrease
Holding Companies	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase
IT Services	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase
Metals & Mining	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase

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Real Estate	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase
Telecom	96,628	Profitability expected return method	Uncertainty of any additional future payout	$2.17	Decrease
Waste & Environmental Services & Equip.	2,683	Market approach	Last traded price of non- restricted shares less a discount	15.75%	Increase
Escrow Shares	1,777	Profitability expected return method	Uncertainty of any additional future payout	$1.00	Increase
Asset Categories	Fair Value at June 30, 2020	Valuation Technique	Unobservable Input	Input Values	Increase in Inputs Impact on Valuation*
Asset-Backed Securities	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase
Corporate Bonds Automotive	0	Vendor pricing	Single broker quote	$0.00	Decrease

Automotive	448,384	Profitability expected return method	Liquidation value of asset	$82.00	Increase
Financial Services	6,250	Vendor pricing	Single broker quote	$0.12	Decrease
Oil, Gas & Coal	35	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase
Venture Capital	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase
Structured Notes Financial Services	775,000	Vendor pricing	Single broker quote	$77.50	Decrease

Preferred stock Insurance	30,000	Vendor pricing	Single broker quote	$3,000.00	Decrease

Note 4. Investment Management and Administrative Agreements

Value Fund

The Trust has a “Management Agreement” with FCP, with respect to the Value Fund. Under the terms of the Management Agreement, FCP manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, FCP, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. FCP also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust. FCP pays

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all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees,  acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, FCP receives an annual investment management fee of 0.99% of the average daily net assets of the Value Fund.  For the year ended June 30, 2020, FCP earned management fees of $112,991 from the Value Fund.  As of June 30, 2020, the Value Fund owed FCP $9,867 for management fees.

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee equal to 0.25% of the Value Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Value Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the year ended June 30, 2020, the Value Fund accrued $28,533 in administrative fees.  At June 30, 2020, the Value Fund owed $2,492 in administrative fees.

Baldwin Fund

The Trust has a “Management Agreement” with LBC with respect to the Baldwin Fund.  Under the terms of the Management Agreement, LBC manages the investment portfolio of the Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement, the Baldwin Fund is authorized to pay LBC a management fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the Baldwin Fund’s average daily net assets. For the year ended June 30, 2020, LBC’s fee of $9,932 was accrued by the Baldwin Fund for advisory fees.

Prior to November 1, 2018, LBC contractually agreed to waive its advisory fees and/or to reimburse the Baldwin Fund’s expenses to 1.75% of the Baldwin Fund’s average daily net assets. Effective as of November 1, 2018, LBC has contractually agreed to waive its advisory fees and/or to reimburse the Baldwin Fund’s expenses, at least until October 31, 2024, to the extent necessary to limit the Baldwin Fund’s ordinary operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees, Rule 12b-1 fees and expenses, or extraordinary expenses such as litigation) to 1.00% of the Baldwin Fund’s average daily net assets, subject to possible recoupment from the Baldwin Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  LBC waived $9,932 of advisory fees and reimbursed the Baldwin Fund $67,927 for expenses during the year ended June 30, 2020. As of June 30, 2020, the LBC owed the Baldwin Fund $16,612 in reimbursement fees. At June 30, 2020, the amounts subject to future recoupment total $233,467 and are as follows:

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Fiscal Year Ended	Recoverable Through	Amount
June 30, 2018	June 30, 2021	$ 79,497
June 30, 2019	June 30, 2022	$ 76,111
June 30, 2020	June 30, 2023	$ 77,859

Camelot Fund

Prior to February 24, 2018, the Fund’s advisor was Quaker Funds, Inc. (“QFI”). As compensation for its management services, the Fund was obligated to pay the QFI a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund. On February 24, 2018, the Trustees selected Camelot Advisors as the adviser to the Camelot Fund.  Under the terms of the management agreement, and subject to the Board of Trustees of Frank Funds, Camelot will be responsible for formulating the Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions. Under the terms of the “Management Agreement” the Adviser manages the Fund’s investments subject to approval of the Board of Trustees; furnishes investment advice to the Fund on the basis of a continuous review of the portfolio; and recommends to the Fund when and to what extent securities should be purchased or sold.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund.  The Management Agreement was approved for an initial term of two years, and will continue on a year to year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund.  For the year ended June 30, 2020, Camelot Advisors earned management fees of $384,475 from the Camelot Fund. As of June 30, 2020, the Camelot Fund owed Camelot Advisors $17,946 for management fees.

Prior to February 24, 2018, QFI contractually agreed to waive its management fee to the extent that the total operating expenses of Camelot Fund’s Predecessor Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.99% for Class A shares, and 1.74% for Institutional Class shares of the average net assets of each class, respectively. If, at any time, the annualized expenses of Camelot Fund’s Predecessor Fund were less than the annualized expense ratio, the Trust, on behalf of Camelot Fund’s Predecessor Fund, would reimburse QFI for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for Camelot Fund’s Predecessor Fund, and (b) can be repaid without causing the expenses of Camelot Fund’s Predecessor Fund to exceed the annualized expense ratio. This fee waiver agreement shall continue in effect from October 28, 2016 until November 1, 2017. This agreement shall automatically terminate upon termination of the advisory agreement between QFI and the Trust or, with respect to Camelot Fund’s Predecessor Fund, in the event of its merger or liquidation.  As of February 24, 2018, Camelot Advisors have contractually agreed to waive its management fees and/or assume expenses to the extent necessary to

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reduce the Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation) when they exceed 1.74% of the Fund’s average daily net assets. This agreement will continue in effect until October 31, 2020.  Any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) fiscal years following the date of such waiver or reimbursement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio in effect at the time of the (i) fee waiver and/or expense assumption, or (ii) the fee recoupment.  Camelot Advisors waived $30,284 for Class A and $108,842 for Institutional Class, respectively, in total of $139,126 of advisory fees for the year ended June 30, 2020. At June 30, 2020, the amounts subject to future recoupment total $369,296 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2018	June 30, 2021	$ 81,410
June 30, 2019	June 30, 2022	$ 148,760
June 30, 2020	June 30, 2023	$ 139,126

FCP also provides administrative services to the Camelot Fund under an Administration Agreement and receives a fee equal to 0.21% of the Camelot Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Camelot Fund, except investment management fees; expenses of shareholders’ meetings and proxy solicitations; advertising, promotion, and other expenses incurred directly or indirectly in connection with the sale or distribution of the Fund’s shares that the Fund is authorized to pay pursuant to Rule 12b-1 under the 1940 Act; all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto. For the year ended June 30, 2020, the Camelot Fund accrued $62,108 in administrative fees.  At June 30, 2020, the Camelot Fund owed $3,989 in administrative fees.

FCP also provides compliance services to the Camelot Fund. FCP earns $32,000 per year for its compliance services.  For the year ended June 30, 2020, the Camelot Fund accrued $32,000 in compliance fees.  At June 30, 2020, the Camelot Fund owed $2,731 in compliance fees.

Note 5. Distribution and Service Fees

The Trust, with respect to the Value Fund has adopted plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively, of each class’s average daily net assets.  For the year ended June 30, 2020, the Investor

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

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Class accrued $16,678 in distribution fees and Class C accrued $9,256 in distribution fees. At June 30, 2020, the Value Fund owed 10,137 in distribution fees.

The Trust, with respect to the Baldwin Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”).  Effective July 1, 2018, the Fund will incur no 12b-1 fees under the plan unless approved by the Board of Trustees and shareholders are provided advance written notice.  Prior to July 1, 2018, the Fund paid distribution fees of 1.00% of the Fund’s average daily net assets to LBC, as the Fund’s distributor.  As of June 30, 2020, no fees have been accrued.

Prior to June 22, 2018, the Camelot Fund’s Predecessor Fund’s Class A distributor was Foreside Fund Services, LLC. As of June 22, 2018, the Board, with respect to the Camelot Fund Class A has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Camelot Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 0.25% of the Fund’s average daily net assets to Arbor Court Capital LLC, as the Fund’s distributor.  For the year ended June 30, 2020, the Camelot Fund accrued $15,900 in 12b-1 fees. At June 30, 2020, the Camelot Fund owed $569 in distribution fees.

Note 6. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of FCP.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from FCP resulting from management fees paid to FCP by the Value Fund.

The Baldwin Fund pays LBC brokerage commissions for executing securities transactions, which are separate from, and in addition to, the fees paid by the Baldwin Fund to LBC for advisory services.  For the year ended June 30, 2020, LBC was paid $17,749 in brokerage commissions. FCP receives administration fees from the Baldwin Fund of $3,000 per month.  Administrative fees paid to FCP for the year ended June 30, 2020, were $36,099.  LBC acts as the distributor of the Baldwin Fund.  At June 30, 2020, the Fund did not owe any distribution fees to LBC.

Note 7. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of June 30, 2020, was $11,212,081, $1,078,929 and $34,610,493 for the Value Fund, the Baldwin Fund, and the Camelot Fund, respectively.  Transactions in capital were as follows:

Value Fund – Investor Class	July 1, 2019 through June 30, 2020		July 1, 2018 through June 30, 2019

	Shares	Amount	Shares	Amount
Shares sold	130,898	$ 1,643,226	37,377	$ 449,150

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

Shares reinvested	1,022	12,428	20,380	238,030
Redemption fees	-	-	-	5
Shares redeemed	(198,035)	(2,470,537)	(287,838)	(3,475,674)
Net Decrease	(66,115)	$ (814,883)	(230,081)	$ (2,788,489)

Value Fund – Class C	July 1, 2019 through June 30, 2020		July 1, 2018 through June 30, 2019

	Shares	Amount	Shares	Amount
Shares sold	20,700	$ 241,436	9,651	$ 112,425
Shares reinvested	-	-	3,071	33,441
Shares redeemed	(22,054)	(250,371)	(32,464)	(372,575)
Net Decrease	(1,354)	$ (8,935)	(19,742)	$ (226,709)

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

Value Fund – Institutional Class	July 1, 2019 through June 30, 2020		July 1, 2018 through June 30, 2019

	Shares	Amount	Shares	Amount
Shares sold	96,037	$ 1,247,530	18,012	$ 222,638
Shares reinvested	1,606	19,743	13,955	165,089
Shares redeemed	(110,099)	(1,353,854)	(94,379)	(1,146,284)
Net Decrease	(12,456)	$ (86,581)	(62,412)	$ (758,557)

Baldwin Fund	July 1, 2019 through June 30, 2020		July 1, 2018 through June 30, 2019

	Shares	Amount	Shares	Amount
Shares sold	9,770	$ 67,301	12,682	$ 87,156
Shares reinvested	3,032	20,772	3,698	25,321
Shares redeemed	(329,368)	(2,269,459)	(32,693)	(224,614)
Net Decrease	(316,566)	$ (2,181,386)	(16,313)	$ (112,137)

Camelot Fund – Class A	July 1, 2019 through June 30, 2020		July 1, 2018 through June 30, 2019

	Shares	Amount	Shares	Amount
Shares sold	208,630	$ 3,011,483	120,955	$ 1,716,799
Shares reinvested	4,033	58,600	6,437	81,553
Redemption fees	-	2	-	2
Shares redeemed	(294,018)	(3,354,793)	(368,603)	(5,124,012)
Net Decrease	(81,355)	$ (284,708)	(241,211)	$ (3,325,658)

Camelot Fund – Institutional Class	July 1, 2019 through June 30, 2020		July 1, 2018 through June 30, 2019

	Shares	Amount	Shares	Amount
Shares sold	640,335	$ 8,872,479	1,011,718	$ 14,263,531
Shares reinvested	13,194	193,816	13,035	166,327
Redemption fees	-	1	-	82
Shares redeemed	(1,045,249)	(13,180,951)	(297,785)	(4,183,238)
Net Increase (Decrease)	(391,720)	$ (4,114,655)	726,968	$ 10,246,702

Shareholders of the Funds are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 5 days after their purchase. The tables above reflect the redemption fees collected from shareholders of the Funds and reclassified to paid-in-capital.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

Note 8. Derivative Transactions

The Funds consider the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of it's derivative activities during the year ended June 30, 2020.

Leigh Baldwin

Average notional value of:

Call Options Purchased	$ 315,375
Put Options Purchased	$ 1,233,575
Written Call Options	$ (666,300)

Camelot Fund

Average notional value of:

Call Options Purchased	$ 13,829,688
Put Options Purchased	$ 16,332,413
Written Call Options	$ (19,207,788)
Written Put Options	$ (12,526,375)

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

Baldwin Fund

The Fund had no outstanding options at June 30, 2020.

For the year ended June 30, 2020, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ 12,360	$ 12,360
Written Options	(3,154)	(3,154)
	$ 9,206	$ 9,206

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ (229,012)	$ (229,012)
Written Options	158,638	158,638
	$ (70,374)	$ (70,374)

Camelot Fund

As of June 30, 2020, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Derivatives
Purchased Options – equity contracts	$ 4,899,579
Warrants – equity contracts	11,400
Structured Notes	780,406
Total Assets	$ 5,691,385

Liabilities	Equity Contracts
Written Options	$ (2,131,168)
Total Liabilities	$ (2,131,168)

For the year ended June 30, 2020, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ 1,599,754	$1,599,754
Written Options	(1,100,064)	(1,100,064)
Structured Notes	(77,915)	(77,915)
Warrants	3,876	3,876
	$ 425,651	$ 425,651

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ 1,241,293	$ 1,241,293
Written Options	256,733	256,733
Structured Notes	-	-
Warrants	-	-
	$ 1,498,026	$ 1,498,026

The selling of written call options may tend to reduce the volatility of the Funds because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Funds’ gain on the underlying securities.  Written call options expose the

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

Funds to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Funds, and may also subject the Funds to higher price volatility.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Note 9. Offsetting Assets and Liabilities

The Camelot Fund is subject to various Master Netting Arrangements (“MNA”), which govern the terms of certain transactions with select counterparties.  The MNA allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.  The MNA also specifies collateral posting arrangements at pre-arranged exposure levels.  Under the MNA, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MNA with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of MNA.

The following is a summary of the Assets and Liabilities for the Camelot Fund subject to offsets as of June 30, 2020:

		Gross	Net
		Amounts	Amounts	Gross Amounts Not
		Offset	Presented	Offset in the Statements
		in the	in the	of Assets and Liabilities
	Gross Amounts	Statements	Statements		Collateral
	of Recognized	of Assets	of Assets	Financial	Pledged	Net
Description	Liabilities	and Liabilities	and Liabilities	Instruments	(Received)	Amount
Camelot Fund

Assets:
Purchased Options	$4,897,297	$—	$4,897,297	$—	$4,897,297	$—

Liabilities:
Written Options	$(2,131,168)	$—	$(2,131,168)	$—	$(2,131,168)	$—

Note 10. Investment Transactions

For the year ended June 30, 2020, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Value Fund aggregated $3,085,316 and $2,350,143, respectively. Purchases and sales of U.S. Government obligations aggregated $3,863,685 and $4,304,247, respectively.  Purchases and sales of currency for the Value Fund aggregated $95 and $95, respectively.

For the year ended June 30, 2020, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Baldwin Fund aggregated $15,902,160 and $17,030,186, respectively.  Purchases and sales of options

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

purchased for the Baldwin Fund aggregated $653,220 and $519,729, respectively.  Purchases and sales of options written for the Baldwin Fund aggregated $191,567 and $334,203, respectively.

For the year ended June 30, 2020, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Camelot Fund aggregated $74,900,314 and $74,437,515, respectively. Purchases and sales of securities sold short aggregated $2,527,939 and $2,468,211, respectively. Purchases and sales of options purchased for the Camelot Fund aggregated $7,101,760 and $5,475,412, respectively.  Purchases and sales of options written for the Camelot Fund aggregated $4,365,936 and $4,854,392, respectively.

Note 11. Tax Matters

As of June 30, 2020, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Value Fund	Baldwin Fund	Camelot Fund
Gross unrealized appreciation on investment securities	$ 1,860,813	$ -	$ 3,669,476
Gross unrealized depreciation on investment securities	(113,398)	(-)	(8,241,610)
Net unrealized appreciation (depreciation) on investment securities	$ 1,747,415	$ -	$(4,572,134)

Cost of investment securities, including short-term investments *	$10,754,459	$ -	$ 26,418,774

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2020 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

	Value Fund	Baldwin Fund	Camelot Fund
Unrealized appreciation (depreciation)	$ 1,747,415	$ -	$ (4,572,134)
Deferral of Post October loss **	(194,134)	(39,796)	(3,110,468)
Accumulated realized gains (loss)	-	-	-
Undistributed accumulated ordinary income (loss)	361	5,053	339,758
Capital loss carry forwards: +	-	-	-
No expiration:	-	-	-
Short-term	(175,038)	(685,172)	(1,335,653)
Long-term	-	(218,425)	(3,964,950)
Total Distributable earnings/(deficit)	$ 1,378,604	$ (938,340)	$(12,643,447)

* The difference between book and tax cost represents disallowed wash sales for tax purposes.

** These deferrals are considered incurred in the subsequent year.

+ The capital loss carry forward will be used to offset any capital gains realized by the Funds in future years through the indefinite expiration date.  The Funds will not make distributions from capital gains while a capital loss carry forward remains.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

The capital gains (losses) shown may differ from corresponding accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to temporary book/tax differences due to the deferral of  losses on wash sales.  Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year and net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

The Funds paid the following distributions for the years ended June 30, 2020 and 2019:

Value Fund
Years Ended	$ Amount	Tax Character
Investor Class
6/30/2020	$ 14,960	Ordinary income
6/30/2019	$ 8,490	Ordinary income
6/30/2019	$ 265,033	Long-term capital gain

Class C
6/30/2020	$ -	Ordinary income
6/30/2019	$ -	Ordinary income
6/30/2019	$ 35,412	Long-term capital gain

Institutional Class
6/30/2020	$ 20,449	Ordinary income
6/30/2019	$ 18,610	Ordinary income
6/30/2019	$ 151,874	Long-term capital gain

Baldwin Fund
Years Ended	$ Amount	Tax Character
6/30/2020	$ 23,635	Ordinary income
6/30/2019	$ 28,217	Ordinary income

Camelot Fund
Years Ended	$ Amount	Tax Character
Class A
6/30/2020	$ 63,369	Ordinary income
6/30/2019	$ 88,765	Ordinary income

Institutional Class
6/30/2020	$ 255,854	Ordinary income
6/30/2019	$ 240,319	Ordinary income

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 12. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of June 30, 2020, Leigh Baldwin owned approximately 79% of the Baldwin Fund, and may be deemed to control the Baldwin Fund.  As of June 30, 2020, NFS, LLC owned approximately 41% of the Value Fund, for the benefit of others, and may be deemed to control the Value Fund. As of June 30, 2020, UBS Financial Services, Inc. owned approximately 32% of the Camelot Fund, for the benefit of others, and may be deemed to control the Camelot Fund.

Note 13.  Indemnifications

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

Note 14.  Market Risk

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Note 15.  Subsequent Events

A prospectus and proxy statement were filed with the SEC dated August 4, 2020 to change the name of the Baldwin Fund to West Hills Tactical Core Fund with a corresponding change in investment objective. These changes need to be approved by shareholders of the Baldwin Fund.

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 To the Shareholders and Board of Trustees

   of Frank Value Fund, Leigh Baldwin Total Return Fund and Camelot Event Driven Fund,

   each a Series of the Frank Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Frank Value Fund, ("Value Fund"), Leigh Baldwin Total Return Fund (“Baldwin Fund”), and the Camelot Event Driven Fund (“Camelot Fund”), each a series of the Frank Funds (the “Funds”), including the schedules of investments and schedules of purchased options and options written, as of June 30, 2020 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Value Fund and Baldwin Fund and each of the three years in the period then ended for the Camelot Fund and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Value Fund and Baldwin Fund and each of the three years in the period then ended for the Camelot Fund in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended June 30, 2017, were audited by other auditors whose report dated August 28, 2017, contained an unmodified opinion on those financial statements.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditors since 2005

Abington, Pennsylvania

August 30, 2020

FRANK FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2020 (UNAUDITED)

Expense Example

As a shareholder of the Value Fund, Baldwin Fund or Camelot Fund you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs, including management fees and distribution and/or service (12b-1) fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Frank Value Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$1,073.59	$7.68
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.45	$7.47

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Frank Value Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$1,069.66	$11.53
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.72	$11.22

* Expenses are equal to the Fund's annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Frank Value Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$1,074.37	$6.40
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.70	$6.22

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Leigh Baldwin

Beginning Account Value	Ending Account Value		Expenses Paid During the Period*
January 1, 2020	June 30, 2020		January 1, 2020 to June 30, 2020

Actual	$1,000.00	$1,010.12	$5.00
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.89	$5.02

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Camelot Event Driven Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$919.01	$9.49
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.97	$9.97

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Camelot Event Driven Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$919.89	$8.31
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.21	$8.72

* Expenses are equal to the Fund's annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FRANK FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2020 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-PORT are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

Advisory Renewal Agreement

Frank Fund

The Management Agreement between the Trust and Frank Capital Partners LLC (“Frank Capital”) as to the Frank Value Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 30, 2020.  The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

 As to the nature, extent, and quality of the services provided by Frank Capital, the Board considered Frank Capital’s investment philosophy.  In addition, the Trustees reviewed Frank Capital’s Form ADV Parts 1 and 2, which described the operations and policies of Frank Capital.  The Trustees reviewed a report prepared by Frank Capital for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Frank Capital and Frank Capital’s compliance activities.  Frank Capital certified to the Board that it had complied with the Trust’s Code of Ethics.  Based on this information and their discussions with the President of Frank Funds, the Trustees concluded that Frank Capital has provided high quality advisory services to the Frank Value Fund, and that the nature and extent of services provided by Frank Capital were reasonable and consistent with the Board’s expectations.

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

As to the Frank Value Fund’s performance, the Trustees reviewed information in the Report regarding the Frank Value Fund’s returns since inception and for the year ended March 31, 2020.  The Frank Value Fund’s performance was compared to the S&P 500 Total Return Index as well as the Midcap Blend peer group. The Board noted that the Frank Value Fund’s performance trailed the performance of the S&P 500 Total Return Index since inception.  After discussion with the President of the Trust, the Board concluded that using the S&P 500 Total Return and Midcap Blend Category are appropriate benchmarks for comparison purposes.

The Trustees reviewed information in the Report comparing the expense ratio of the Frank Value Fund to those of the peer group.  The Board noted that the Frank Value Fund's Institutional Class net expense ratio is 1.24%, which is less than the 1.34% Morningstar peer group average and less than the peer group median of 1.27%. They further noted that the management fees for the Frank Value Fund are 0.99% while the peer group average is 0.88% and the median is 0.80%. The Board agreed that the total expense ratio compared favorably to the peer group and the management fee was fair and reasonable considering the assets in the Frank Value Fund.

As to profits realized by Frank Capital, the Board reviewed information regarding Frank Capital’s income and expense statement for calendar 2019. The Board concluded that Frank Capital has adequate resources to fulfill its responsibilities under the Agreement.  The Board noted that it believes Frank Capital Partners LLC is doing a great job managing costs for the Frank Value Fund. They observed that Frank Capital Partners LLC is keeping costs low by performing much of the work that would normally be performed by third parties, such as preparation of Board minutes and exhibits. The Board then discussed additional benefits received by Frank Capital from the Frank Value Fund and agreed there were none. They concluded that Frank Capital was not excessively profitable. A discussion of economies of scale involved future asset level of the Frank Value Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Frank Value Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

Baldwin Fund

The Management Agreement between the Trust and Leigh Baldwin & Co., LLC (“Leigh Baldwin”) as to the Leigh Baldwin Total Return Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 30, 2020. The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

As to the nature, extent, and quality of the services provided by Leigh Baldwin, the Board considered Leigh Baldwin’s investment philosophy. In addition, the Trustees reviewed Leigh Baldwin’s Form ADV Parts 1 and 2, which described the operations and policies of Leigh Baldwin.  The Trustees reviewed a report prepared by Leigh Baldwin for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Leigh Baldwin and Leigh Baldwin’s compliance activities. Leigh Baldwin certified to the Board that it had complied with the Trust’s Code of Ethics. Based on this information and their discussions with the President of Frank Funds, the Trustees concluded that Leigh Baldwin has provided high quality advisory services to the Leigh Baldwin Total Return Fund, and that the nature and extent of services provided by Leigh Baldwin were reasonable and consistent with the Board’s expectations.

As to the Leigh Baldwin Total Return Fund’s performance, the Trustees reviewed information in the Report regarding the Leigh Baldwin Total Return Fund’s returns since inception and for the year ended March 31, 2020. The Leigh Baldwin Total Return Fund’s performance was compared to the HFRX Market Neutral Index as well as the Market Neutral peer group. The Board noted that the Leigh Baldwin Total Return Fund’s performance exceeded the performance of the HFRX Market Neutral Index since inception. After discussion with the President of the Trust, the Board concluded that using the HFRX Market Neutral Index and Market Neutral Category are appropriate benchmarks for comparison purposes.

The Trustees reviewed information in the Report comparing the expense ratio of the Leigh Baldwin Total Return Fund to those of the peer group.  The Board noted that the Leigh Baldwin Total Return Fund's net expense ratio is 1.08%, which is less than the 2.05% Morningstar peer group average and less than the median of 1.80%.  They further noted that the management fees for the Leigh Baldwin Total Return Fund are 0.45% while the peer group average is 0.75% and the median is 0.80%. The Board agreed that the total expense ratio compared favorably to the peer group and the management fee was fair and reasonable considering the assets in the Leigh Baldwin Total Return Fund.

As to profits realized by Leigh Baldwin, the Board reviewed information regarding Leigh Baldwin’s income and expense statement for calendar 2019. Leigh Baldwin made the Board aware that he intends to resign as Advisor to the Fund once a transition arrangement is completed in the next fiscal year. The Board concluded that Leigh Baldwin has adequate resources to fulfill its responsibilities under the Agreement. The Board noted that it believes Frank Capital Partners LLC is doing a great job managing costs for the Leigh Baldwin Total Return Fund. They observed that Frank Capital Partners LLC is keeping costs low by performing much of the work that would normally be performed by third parties, such as preparation of Board minutes and exhibits. The Board then discussed additional benefits received by Leigh Baldwin from the Leigh Baldwin Total Return Fund, and agreed there were none. They concluded that Leigh Baldwin was not excessively profitable, and that a discussion of economies of scale was not relevant at this time due to the small size of the Leigh Baldwin Total Return Fund.

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Leigh Baldwin Total Return Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year with the knowledge that the Advisor will likely resign within the year once the transition to new management is complete.

Camelot Fund

The Management Agreement between the Trust and Camelot Event-Driven Advisors LLC (“Camelot Advisors”) as to the Camelot Event-Driven Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 30, 2020. The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

 As to the nature, extent, and quality of the services provided by Camelot Advisors, the Board considered Camelot Advisors’ investment philosophy. In addition, the Trustees reviewed Camelot Advisors’ Form ADV Parts 1 and 2, which described the operations and policies of Camelot Advisors.  The Trustees reviewed a report prepared by Camelot Advisors for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Camelot Advisors and Camelot Advisors’ compliance activities. Camelot Advisors certified to the Board that it had complied with the Trust’s Code of Ethics. Based on this information and their discussions with the President of Frank Funds, the Trustees concluded that Camelot Advisors has provided high quality advisory services to the Camelot Event-Driven Fund, and that the nature and extent of services provided by Camelot Advisors were reasonable and consistent with the Board’s expectations.

As to the Camelot Event-Driven Fund’s performance, the Trustees reviewed information in the Report regarding the Camelot Event-Driven Fund’s returns since inception and for the year ended March 31, 2020. The Camelot Event-Driven Fund’s performance was compared to the S&P 500 as well as the Multi-Alternative peer group. The Board noted that the Camelot Event-Driven Fund’s performance trailed the performance of the S&P 500 since inception but outperformed the Multi-Alternative peer group. After discussion with the President of the Trust, the Board concluded that using the S&P 500 and Multi-Alternative Category are appropriate benchmarks for comparison purposes.

The Trustees reviewed information in the Report comparing the expense ratio of the Camelot Event-Driven Fund to those of the peer group.  The Board noted that the Camelot Event-Driven Fund 's net expense ratio is 1.75%, which is less than the 1.88% Morningstar peer group average and less than the median of 1.94%.  They further noted that the management fees for the Camelot Event-Driven Fund are 1.30% while the peer group average is 1.06% and the median is 1.03%. The Board agreed that the total expense

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

ratio compared favorably to the peer group and the management fee was fair and reasonable considering the assets in the Camelot Event-Driven Fund.

As to profits realized by Camelot Advisors, the Board reviewed information regarding Camelot Advisors’s income and expense statement for calendar 2019. The Board concluded that Camelot Advisors has adequate resources to fulfill its responsibilities under the Agreement. The Board noted that it believes Frank Capital Partners LLC is doing a great job managing costs for the Camelot Event-Driven Fund. They observed that Frank Capital Partners LLC is keeping costs low by performing much of the work that would normally be performed by third parties, such as preparation of Board minutes and exhibits. The Board then discussed additional benefits received by Camelot Advisors from the Camelot Event-Driven Fund, and noted the various soft-dollar arrangements that benefit Camelot Advisors’ research process. They concluded that Camelot Advisors was not excessively profitable, and that a discussion of economies of scale was not relevant at this time due to the small size of the Camelot Event-Driven Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Camelot Event-Driven Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

FRANK FUNDS

BOARD OF TRUSTEES

JUNE 30, 2020 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jason W. Frey Year of Birth: 1979	Trustee	Indefinite/ June 2004 - present	Software Developer, Red Hat Inc., an enterprise software company, December 2012 to present.	3	None
Andrea Nitta Year of Birth: 1982	Trustee	Indefinite/ December 2009 - present	Accounting Manager, WEI Mortgage Corporation, May 2016 to present. Assistant Controller, Radiology Affiliates Imaging, March 2015 to November 2015.	3	None
Hemanshu Patel Year of Birth: 1984	Trustee	Indefinite/ December 2009 - present	Vice President, North Castle Partners, private equity firm, February 2016 to present. Vice President, J. W. Childs Associates, private equity firm, November 2007 to February 2016	3	None
Jeffry Brown Year of Birth: 1955	Trustee	Indefinite / August 2019 – present	CEO, Azimut Alternative Capital Partners; Self-employed, Consultant to Mutual Fund and Private Equity industries 2017 – Present. Founder, Managing Director Dyal Capital Partners – Neuberger Berman Group, private equity firm, 2011 – 2017.	3	Azimut Alternative Capital Partners

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[2] Year of Birth: 1981	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President and Trustee, September 2009 - present	Managing Partner of Frank Capital Partners LLC since June 2003	3	None
Monique M. Weiss[2] Year of Birth: 1969	Secretary	Indefinite/September 2009 - present	Self-employed, Consultant to Mutual Fund Industry, 2006 – present	N/A	None

1 The address of each officer and trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

2 Brian Frank is considered an “Interested” Trustee, as defined in the 1940 Act, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

Board of Trustees

Brian J. Frank

Jason W. Frey

Andrea Nitta

Hemanshu Patel

Jeffry Brown

Investment Advisers

Frank Capital Partners, LLC

781 Crandon Blvd., Unit 602

Key Biscayne, FL 33149

Leigh Baldwin & Co., LLC

112 Albany Street, P.O. Box 660

Cazenovia, NY 13035

Camelot Event-Driven Advisors, LLC

1700 Woodlands Dr., Suite 100

Maumee, OH 43537

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund, the Baldwin Fund, and the Camelot Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. This is because the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2020

$ 39,000

FY 2019

$ 39,000

(b)

Audit-Related Fees

Registrant

Adviser

FY 2020

$ 0

$ 0

FY 2019

$ 0

$ 0

 (c)

Tax Fees

Registrant

Adviser

FY 2020

$ 7,500

$ 0

FY 2019

$ 7,500

$ 0

Nature of the fees:

Preparation of tax returns

(d)

All Other Fees

Registrant

Adviser

FY 2020

$ 0

$ 0

FY 2019

$ 0

$ 0

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2020

$ 7,500

$ 0

FY 2019

$ 7,500

$ 0

(h)

Not applicable.  The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies .  Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herwith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANK FUNDS

By /s/ Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: September 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: September 8, 2020